Significant Accounting Policies - Fair Value of Financial Instruments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Carrying amount of long-term debt	$ 27,500
Estimated fair value of long-term debt	28,400
Fair value of outstanding letters of credit	$ 4